Commitments - Summary of Minimum Royalty Payments Under Licensing Agreement (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	¥ 4,627	¥ 7,217
Not later than one year
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	3,356	4,513
Later than one year and not later than five years
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	¥ 1,271	¥ 2,704